OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments
The following table presents our revenues and operating loss by segments:

	Evogene	Evofuel	Biomica	Adjustments	Total

For the Year Ended December 31, 2017

Revenues	$3,247	$134	$-	$-	$3,381

Operating loss	$(21,430)	$(313)	$(204)	$-	$(21,947)

Net financing income					$1,120

Loss before taxes on income					$(20,827)

	Evogene	Evofuel	Adjustments	Total

For the Year Ended December 31, 2016

Revenues	$6,540	$-	$-	$6,540

Operating loss	$(20,168)	$(921)	$-	$(21,089)

Net financing income				1,533

Loss before taxes on income				$(19,556)

	Evogene	Evofuel	Adjustments	Total

For the Year Ended December 31, 2015

Revenues	$11,129	$-	$-	$11,129

Operating loss	$(16,146)	$(1,775)	$-	$(17,921)

Net financing income				708

Loss before taxes on income				$(17,213)

Schedule of Major Customers
Revenues from major customers each of whom amounts to 10% or more, of total revenues:

	Year ended December 31,
	2017	2016	2015

Customer A (shareholder)	66%	77%	77%
Customer B	10%	12%	-
Customer C	*) -	11%	14%

*) Represents an amount lower than 10%.

Schedule of Geographical Information
Revenues based on the location of the customers, are as follows::
	Year ended December 31,
	2017	2016	2015

United States	76%	89%	86%
Germany	10%	11%	14%
Other	14%	-	-

	100%	100%	100%